Separate Accounts (Narratives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Separate Accounts Disclosure [Abstract]
Assets Transferred, Other Than Cash, From General Account to Separate Account	$ 0	$ 0	$ 0
Gain (Loss) Recognized on Assets Transferred to Separate Account	$ 0	$ 0	$ 0